COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2014 are as follows:
2015	$4,388
2016	1,201
2017	344
$5,933